February 18, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Investment Portfolios
File No.: 811-08673

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk

Christina Zacharczuk
Senior Paralegal

CZ/ Enclosure